Description of Business (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 03, 2021 USD ($)	Jul. 03, 2021 CNY (¥)	Feb. 10, 2021 USD ($)	Jan. 02, 2021 USD ($)	Jan. 02, 2021 CNY (¥)	Oct. 11, 2020 USD ($) shares	Oct. 02, 2020 USD ($)	Jun. 10, 2020 USD ($) shares	Jun. 10, 2020 ILS (₪) shares	Jun. 16, 2021 USD ($) $ / shares shares	Jun. 16, 2021 ILS (₪)	Jun. 23, 2020 USD ($) shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Oct. 21, 2021	Aug. 23, 2021 USD ($)	Aug. 23, 2021 CNY (¥)	Jun. 16, 2021 ₪ / shares shares	May 09, 2021	Dec. 29, 2020	Oct. 11, 2020 ₪ / shares shares
Description of Business (Details) [Line Items]
Ownership interest			100.00%										26.00%		26.00%		26.00%	26.00%	60.00%	60.00%	60.00%			24.00%
Ordinary shares (in Shares)															5,000,000			5,000,000
Total purchase price | $							$ 3,000
Share capital percentage							9.00%
Remaining share capital percentage							91.00%
Business acquisitions, description							On November 11, 2020, BI Intermediate closed on its acquisition of the first 9% and paid 9% of the Purchase Price. Additionally, pursuant to the Strategic Agreement upon the initial closing, BI Intermediate loaned Magpie an amount equivalent to the remaining 91% of the Purchase Price. Upon closing on the remaining 91%, which remained subject to SFC approval, the loan will be cancelled, and BI Intermediate will acquire the remaining 91% of Magpie. The loan was secured against the pledge of 91% of the share capital of Magpie purchased at such time by BI Intermediate. The obligations of Magpie have been guaranteed by its majority shareholder. On February 26, 2021 we finalized the acquisition of Magpie. The acquisition was consummated following the receipt of approval from the SFC effecting the change in the majority shareholder of Magpie. In consideration for the entire share capital of Magpie, we paid a total Purchase Price of $2,947 (reflecting the net asset value of Magpie estimated at $2,034 recorded as a working capital, and a premium $902 that was recorded as a license in the intangible assets). The Company, through and together with the Company’s wholly owned subsidiaries, Beijing Magpie Securities Consulting Services Co., Ltd (“Beijing Magpie”) and Shenzhen Magpie Information Consulting Technology Co., Ltd (“Shenzhen Magpie”), are in the process of integrating its mobile app platform with Magpie’s licensed trading assets.
Working capital													$ 4,700		$ 4,700		¥ 30,000	¥ 30,000
Equity interest							100.00%
Gross proceeds										$ 8,290	₪ 26,864
Frame work loan amount	$ 4,700	¥ 30,000,000
Additional loan amount | $													$ 776		$ 776
Equity holds													99.60%		99.60%
Invest amount																				$ (4,700)	¥ 30,000,000
Accumulated deficit from operations | $															$ 37,896	$ 16,579
Net cash used in operating activities | $															33,025	8,300
Cash and cash equivalents | $															94,930	$ 29,049
Net equity | $														$ 3,200
Number of subscribers using mobile phones and Nwassa payment platform														9,300,000
TINGO, INC. [Member]
Description of Business (Details) [Line Items]
Purchased shares (in Shares)														131,537,545
Net equity | $															$ 3,200
Number of subscribers using mobile phones and Nwassa payment platform													9,300,000		9,300,000
Tel Aviv Stock Exchange [Member]
Description of Business (Details) [Line Items]
Percentage of shares issued and outstanding										36.80%												36.80%
Ordinary shares (in Shares)										100												100
Aggregate number of units (in Shares)										18,400												18,400
Aggregate units per share | (per share)										$ 14.6												₪ 14.6
Issuance of ordinary shares (in Shares)										1,840,000												1,840,000
Basis diluted, percentage										26.56%			26.83%				26.83%					26.56%
Outstanding ordinary shares										31.47%												31.47%
Tel Aviv Stock Exchange [Member] | Series A Options [Member]
Description of Business (Details) [Line Items]
Ordinary shares (in Shares)										25												25
Issuance of ordinary shares (in Shares)										460,000												460,000
Tel Aviv Stock Exchange [Member] | Series B Options [Member]
Description of Business (Details) [Line Items]
Ordinary shares (in Shares)										75												75
Issuance of ordinary shares (in Shares)										1,380,000												1,380,000
MICT Telematics [Member]
Description of Business (Details) [Line Items]
Purchased shares (in Shares)								5,999,996	5,999,996
Aggregate proceeds								$ 515	₪ 1,800
Micronet [Member]
Description of Business (Details) [Line Items]
Purchased shares (in Shares)						520,600						10,334,000
Percentage of shares issued and outstanding								45.53%	45.53%
Total consideration amount | $						$ 1,417						$ 887
Ownership interest												53.39%											49.88%
Held equity | $												$ 665
Ordinary shares (in Shares)																									416,480
Convertible ordinary shares (in Shares)						416,480
Conversion price per share (in New Shekels per share) | ₪ / shares																									₪ 3.5
Additional purchase (in Shares)																									115,851
Micronet [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Ownership interest																									53.39%
Micronet [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Ownership interest																									50.31%
Guangxi Zhongtong Insurance Agency Co., Ltd [Member]
Description of Business (Details) [Line Items]
Frame work loan amount				$ 6,125	¥ 40,000,000
Working capital													$ 1,243		$ 1,243		¥ 8,010,000	¥ 8,010,000
Frame work for working capital | $													$ 919		$ 919
Beijing Fucheng Lianbao Technology Co Ltd [Member]
Description of Business (Details) [Line Items]
Equity interest													24.00%		24.00%		24.00%	24.00%
Share acquired price | $			$ 5,700
Beijing Fucheng Lianbao Technology Co Ltd [Member] | Variable interest entity [Member]
Description of Business (Details) [Line Items]
Equity interest													76.00%		76.00%		76.00%	76.00%
Beijing Fucheng Lianbao Technology Co Ltd [Member] | Beijing Fucheng Insurance Brokerage Co., Ltd [Member]
Description of Business (Details) [Line Items]
Equity interest			100.00%
Beijing Yibao Technology Co., Ltd [Member]
Description of Business (Details) [Line Items]
Ownership interest																				60.00%	60.00%
Invest amount																				$ (4,700)	¥ 30,000,000